Payden California Municipal Social Impact Fund
1
Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Commercial Paper  (4%
)
3,000,000 SFCCTT , 4.62%, 3/02/23 (a) $ 3,000
3,000,000 SFPUTC , 4.67%, 3/15/23 (a) 3,000
Total Commercial Paper (Cost - $6,000) 6,000
General Obligation  (49%
)
645,000 Abag Finance Authority for Nonprofit Corps A,
5.00%, 9/02/26  670
455,000 Abag Finance Authority for Nonprofit Corps A,
5.00%, 9/02/28 AGM (b) 502
100,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/28 BAM (b) 104
250,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/32 BAM (b) 260
1,750,000 Antelope Valley Community College District C,
5.25%, 8/01/42  2,034
1,000,000 Azusa Unified School District D, 4.00%, 8/01/40  1,040
400,000 Beverly Hills Unified School District CA , 1.88%,
8/01/23  394
300,000 Brentwood Infrastructure Financing Authority ,
4.00%, 10/01/36  314
1,050,000 California Community Choice Financing
Authority , 5.00%, 12/01/53  1,122
1,350,000 California Earthquake Authority A, 5.60%,
7/01/27  1,376
1,000,000 California Infrastructure & Economic
Development Bank A, 4.00%, 5/01/46  981
1,000,000 California Pollution Control Financing Authority
144A, 5.00%, 11/21/45 (c) 1,014
1,130,000 California State Public Works Board D, 5.00%,
5/01/23  1,137
385,000 California State Public Works Board C, 5.25%,
10/01/33  405
1,500,000 Clovis Unified School District B, 5.00%, 8/01/47  1,652
235,000 Coronado Community Development Agency
Successor Agency A, 5.00%, 9/01/33  252
1,000,000 County of Santa Barbara CA B, AMT, 5.00%,
12/01/36  1,083
500,000 Lancaster Redevelopment Agency Successor
Agency , 5.00%, 8/01/30 AGM (b) 546
1,550,000 Los Angeles Community College District , 2.34%,
8/01/33  1,275
6,515,000 Los Angeles Community College District 2,
3.80%, 2/01/23  6,515
1,135,000 Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue A, 5.00%, 7/01/44  1,290
2,000,000 Los Angeles Unified School District QRR, 5.25%,
7/01/47  2,308
1,000,000 Mountain View-Whisman School District B,
4.00%, 9/01/38  1,045
310,000 Municipal Improvement Corp. of Los Angeles C,
1.34%, 11/01/26  277
100,000 Municipal Improvement Corp. of Los Angeles A,
5.00%, 5/01/30  103
500,000 Municipal Improvement Corp. of Los Angeles B,
5.00%, 11/01/31  552
500,000 Napa Valley Community College District , 4.00%,
8/01/23  503
1,000,000 Nuveen, CA Free Quality Municipal Income
Fund, AMT A 144A, 2.11%, 10/01/47 (c) 1,000
1,000,000 Ontario Public Financing Authority , 5.00%,
11/01/47 AGM (b) 1,118
100,000 Orange County Water District A, 1.10%, 8/01/42  100
Principal
or Shares Security Description
Value
(000)
100,000 Sacramento Transportation Authority Sales Tax
Revenue C, 1.05%, 10/01/38  $ 100
550,000 San Diego Public Facilities Financing Authority
B, 5.00%, 10/15/32  592
2,800,000 San Diego Unified School District F2, 5.00%,
7/01/42  3,213
2,150,000 San Francisco Bay Area Rapid Transit District D1,
5.00%, 8/01/39  2,512
1,500,000 San Francisco Unified School District C, 5.00%,
6/15/23  1,514
1,125,000 San Francisco Unified School District C, 5.00%,
6/15/25  1,201
250,000 San Mateo Joint Powers Financing Authority ,
5.00%, 6/15/30  260
680,000 Santa Monica Community College District B-1,
3.70%, 8/01/29  655
1,550,000 Santa Monica Community College District B,
4.00%, 8/01/45  1,587
2,000,000 Santa Monica Community College District B,
5.00%, 8/01/45  2,282
815,000 Santa Monica Public Financing Authority , 4.00%,
7/01/38  832
1,340,000 Santa Monica-Malibu Unified School District ,
1.71%, 7/01/32  1,046
200,000 Simi Valley Public Financing Authority A,
5.00%, 10/01/29  210
550,000 South Orange County Public Financing Authority ,
5.00%, 4/01/34  596
825,000 South San Francisco Public Facilities Financing
Authority A, 5.25%, 6/01/46  914
1,000,000 State of California CU, 4.85%, 12/01/46  1,110
10,000,000 State of California , 5.00%, 9/01/24  10,439
375,000 State of California , 5.00%, 10/01/28  434
3,000,000 State of California , 5.00%, 9/01/52  3,416
1,000,000 Sunnyvale Financing Authority , 4.00%, 4/01/34  1,080
1,625,000 Sweetwater Union High School District A1,
5.00%, 8/01/52  1,790
1,755,000 Town of Hillsborough CA A, 1.05%, 6/01/35  1,755
350,000 Union City Community Redevelopment Agency
Successor Agency A, 5.00%, 10/01/35  369
225,000 West Hollywood Public Financing Authority A,
4.00%, 4/01/34  241
Total General Obligation (Cost - $67,771) 69,120
Revenue  (40%
)
Airport/Port  (9%)
3,000,000 City of Los Angeles Department of Airports ,
AMT, 4.00%, 5/15/47  2,890
500,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/24  513
250,000 City of Los Angeles Department of Airports A,
AMT, 5.00%, 5/15/26  267
500,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/36  543
55,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/37  64
945,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/37  1,041
2,000,000 City of Los Angeles Department of Airports ,
AMT, 5.50%, 5/15/40  2,269
1,500,000 City of Los Angeles Department of Airports ,
AMT, 5.50%, 5/15/47  1,677
400,000 City of Palm Springs CA Passenger Facility
Charge Revenue , AMT, 5.00%, 6/01/26 BAM (b) 419

Payden Mutual Funds
Payden California Municipal Social Impact Fund
continued
Principal
or Shares Security Description
Value
(000)
1,000,000 San Diego County Regional Airport Authority B,
AMT, 5.00%, 7/01/31  $ 1,134
750,000 San Diego County Regional Airport Authority B,
AMT, 5.00%, 7/01/39  798
1,100,000 San Francisco City & County Airport Comm-San
Francisco International Airport A, AMT, 5.00%,
5/01/24  1,130
12,745
Education  (4%)
2,300,000 California Educational Facilities Authority B,
1.08%, 10/01/36  2,300
1,250,000 California Infrastructure & Economic
Development Bank , 4.00%, 11/01/51  1,134
1,000,000 California School Finance Authority 144A,
5.00%, 8/01/38 (c) 1,035
245,000 Oxnard School District , 5.00%, 8/01/45 BAM (b) 256
1,000,000 University of California Q, 4.00%, 5/15/36  1,087
5,812
Electric & Gas  (1%)
1,565,000 City of Riverside CA Electric Revenue A, 1.05%,
10/01/29  1,565
Healthcare  (7%)
100,000 Abag Finance Authority for Nonprofit Corps C,
1.05%, 8/01/35  100
200,000 California Health Facilities Financing Authority
A, 4.00%, 8/15/34  205
750,000 California Health Facilities Financing Authority
A, 4.00%, 4/01/35  769
500,000 California Health Facilities Financing Authority
A, 4.00%, 8/15/48  499
710,000 California Health Facilities Financing Authority
A, 5.00%, 11/15/27  711
500,000 California Health Facilities Financing Authority ,
5.00%, 2/01/31  543
350,000 California Health Facilities Financing Authority
A, 5.00%, 8/15/32  381
1,000,000 California Health Facilities Financing Authority
A, 5.00%, 11/15/32  1,002
800,000 California Health Facilities Financing Authority ,
5.00%, 11/01/34  922
1,000,000 California Health Facilities Financing Authority ,
5.00%, 11/15/49  1,027
650,000 California Municipal Finance Authority , 5.00%,
1/01/33 (b) 722
325,000 California Municipal Finance Authority B, 5.00%,
5/15/37 (b) 349
500,000 California Municipal Finance Authority , 5.00%,
7/01/39 (b) 545
100,000 California Public Finance Authority B, 0.45%,
8/01/52  100
100,000 California Statewide Communities Development
Authority A, 1.10%, 8/01/35  100
195,000 Regents of the University of California Medical
Center Pooled Revenue 2, 0.40%, 5/15/32  195
1,000,000 Regents of the University of California Medical
Center Pooled Revenue P, 5.00%, 5/15/39  1,159
9,329
Housing  (4%)
491,188 California Housing Finance Agency A, 3.25%,
8/20/36  455
1,350,000 County of San Bernardino CA A, 1.13%, 2/15/27  1,350
Principal
or Shares Security Description
Value
(000)
200,000 County of San Bernardino CA , 1.13%, 5/15/29  $ 200
500,000 CSCDA Community Improvement Authority A
144A, 3.00%, 9/01/56 (c) 346
875,000 Sacramento County Housing Authority C, 1.13%,
7/15/29 (b) 875
1,500,000 San Diego Housing Authority Inc. , 1.50%,
10/01/60  1,500
400,000 Santa Cruz Redevelopment Agency B, 1.72%,
8/15/35  400
5,126
Industrial Development/Pollution Control  (1%)
370,000 Emeryville Redevelopment Agency Successor
Agency A, 5.00%, 9/01/25 AGM (b) 384
885,000 Golden State Tobacco Securitization Corp., B,
3.00%, 6/01/46 (b) 823
300,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/29 AGM (b) 312
390,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/31 AGM (b) 406
1,925
Pollution Control  (2%)
200,000 Salinas Valley Solid Waste Authority A, AMT,
5.00%, 8/01/24 AGM (b) 207
965,000 South Bayside Waste Management Authority ,
AMT, 5.00%, 9/01/23  978
35,000 South Bayside Waste Management Authority ,
AMT, 5.00%, 9/01/23  35
1,500,000 Western Placer Waste Management Authority ,
4.00%, 6/01/42  1,568
2,788
Transportation  (5%)
100,000 Bay Area Toll Authority G1, 1.00%, 4/01/47  100
660,000 Bay Area Toll Authority , 4.00%, 4/01/37  681
750,000 City of Long Beach CA Harbor Revenue A, AMT,
5.00%, 5/15/28  816
620,000 Port of Los Angeles A, AMT, 5.00%, 8/01/24  642
1,000,000 Port of Los Angeles C1, AMT, 5.00%, 8/01/25  1,060
835,000 Port of Los Angeles A, AMT, 5.00%, 8/01/29  866
1,075,000 Port of Oakland H, AMT, 5.00%, 5/01/29  1,193
1,000,000 Riverside County Transportation Commission B1,
4.00%, 6/01/46  969
100,000 Santa Clara Valley Transportation Authority RF,
0.40%, 4/01/36  100
6,427
Water & Sewer  (7%)
550,000 City of Ontario CA , 1.29%, 8/01/25  509
525,000 City of San Buenaventura CA , 0.75%, 1/01/24  506
635,000 East Bay Municipal Utility District Water System
Revenue A, 5.00%, 6/01/38  742
1,625,000 Los Angeles Department of Water & Power Water
System Revenue D, 5.00%, 7/01/52  1,833
720,000 San Diego Public Facilities Financing Authority
A, 5.00%, 5/15/23  726
1,000,000 San Diego Public Facilities Financing Authority
A, 5.00%, 5/15/37  1,185
100,000 San Diego Public Facilities Financing Authority
Water Revenue A, 5.00%, 8/01/32  110
3,500,000 San Jose Financing Authority , 5.00%, 11/01/47  4,000
9,611
Total Revenue (Cost - $55,544) 55,328

Principal
or Shares Security Description
Value
(000)
U.S. Treasury  (5%
)
2,500,000 U.S. Treasury Bill , 4.75%, 7/20/23 (a) $ 2,446
500,000 U.S. Treasury Note , 3.38%, 1/31/30  498
1,000,000 U.S. Treasury Note , 3.75%, 12/31/27  1,012
2,000,000 U.S. Treasury Note , 3.88%, 1/15/26  2,000
500,000 U.S. Treasury Note , 4.13%, 11/15/32  526
200,000 U.S. Treasury Note , 4.25%, 12/31/24  200
Total U.S. Treasury (Cost - $6,693) 6,682
Investment Company  (1%
)
1,238,555 Payden Cash Reserves Money Market Fund
(Cost $1,239)* 1,239
Total Investments (Cost - $137,247) (99%)
138,369
Other Assets, net of Liabilities (1%) 1,263
Net Assets (100%) $ 139,632
* Affiliated investment.
(a) Yield to maturity at time of purchase.
(b) Payment of principal and/or interest is insured against default by a monoline insurer.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.